Shareholder Report, Holdings (Details)	Feb. 28, 2025
U.S. Government Securities Fund - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class A [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class C [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class T [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class F-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class F-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class F-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-A [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-C [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-T [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-F-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-F-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class 529-F-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-1 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-2E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-2E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-3 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-4 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-4 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-5E [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-5E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - bClass R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - bClass R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - bClass R-5 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - bClass R-5 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - bClass R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
U.S. Government Securities Fund - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.47%
U.S. Government Securities Fund - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
U.S. Government Securities Fund - Class R-6 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
U.S. Government Securities Fund - Class R-6 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
U.S. Government Securities Fund - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]

[1]	Includes derivatives.